May 5, 2006

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Prudential Variable Contract Account GI2
(Registration No. 333-01031)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 12 and (ii) that the text of Post-Effective Amendment No. 12 was filed electronically on April 28, 2006 (Accession No. 0001169232-06-002067).

By:	/s/ Louise Denegre
Louise Denegre
Vice President, Corporate Counsel
The Prudential Insurance Company of America

Via EDGAR